Schedule of Revenues Based on Geographical Region (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Others	$ 609	$ 176
Total	63,826	44,615
Canada [Member]
IfrsStatementLineItems [Line Items]
Others	2,499	1,655
United States [Member]
IfrsStatementLineItems [Line Items]
Others	$ 60,718	$ 42,784